RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES

20.	RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES

We transact business with the following related parties: Seatankers Management Norway AS, Seatankers Management Co. Ltd, Avance Gas and Alta Trading UK Limited, being entities under common control with Hemen. We also own interests in TFG Marine and Clean Marine AS (through our interest in FMS Holdco) which are accounted for as equity method investments.

We also transact business with the following affiliated companies, being companies in which Hemen and companies associated with Hemen have significant influence: SFL Corporation Ltd ("SFL"), Flex LNG Ltd, Front Ocean Management AS and Golden Ocean Group Ltd ("Golden Ocean"). On March 12, 2025, Hemen disposed of its entire shareholding in Golden Ocean via a sale to a third party at which time Golden Ocean ceased to be affiliated with us.

Summary

A summary transactions with related parties and affiliated companies for the years ended December 31, 2025, 2024 and 2023 was as follows:

(in thousands of $)	Note	2025	2024	2023
Revenues and other operating income
Seatankers Management Co. Ltd		4,928	2,027	2,196
SFL	4	2,080	3,191	5,925
Golden Ocean (up to March 12, 2025)		48	1,212	4,182
Alta Trading UK Limited		—	11	8
Flex LNG Ltd		1,504	1,538	1,513
Avance Gas		507	1,697	1,989
TFG Marine		746	598	1,060
Other related parties and affiliated companies		—	—	7
Total revenues and other operating income		9,813	10,274	16,880

Operating expenses
Front Ocean Management AS		3,543	2,948	2,514
Seatankers Management Norway AS		—	523	880
Seatankers Management Co. Ltd		522	360	593
Total operating expenses		4,065	3,831	3,987

Other income (expenses)
Shareholder loan facility finance expense	16	—	(12,548)	(255)
Revolving credit facility finance expense	16	—	(9,299)	(11,690)
FMS Holdco share of results	14	1,002	1,053	611
TFG Marine share of results	14	57	(1,651)	2,771
Total other income (expenses)		1,059	(22,445)	(8,563)

Revenues earned from related parties and affiliated companies are comprised of office rental income, technical and commercial management fees, newbuilding supervision fees, freights, and administrative services. Operating expenses paid to related parties and affiliated companies are comprised of bunker expenses, rental for vessels and office space, support staff costs, and corporate administration.

A share of profit of TFG Marine of $0.1 million was recognized in the year ended December 31, 2025 (2024: loss of $1.7 million). The Company also entered into a bunker supply arrangement with TFG Marine, under which it has paid $477.9 million to TFG Marine in the year ended December 31, 2025 in relation to bunker purchases (2024: $534.3 million 2023: $392.5 million) and $21.2 million remained due as of December 31, 2025 (December 31, 2024: $24.4 million).

A share of profits of FMS Holdco of $1.0 million was recognized in the year ended December 31, 2025 (2024: profit of $1.1 million). See Note 21 for additional disclosure of financial commitments to Clean Marine AS as a result of planned scrubber installations.

In the year ended December 31, 2025, the Company paid $4.4 million (2024: nil, 2023: nil) on behalf of affiliates of Hemen and $4.5 million on behalf of SFL (2024: $6.5 million, 2023: $14.3 million) in relation to reimbursable costs related to vessels under commercial management.

Related party and affiliated company balances

A summary of balances due from related parties and affiliated companies as of December 31, 2025 and 2024 was as follows:

(in thousands of $)	December 31, 2025	December 31, 2024
SFL	3,860	4,265
Seatankers Management Co. Ltd	8,453	2,647
Golden Ocean	—	178
Alta Trading UK Limited	—	11
Flex LNG Ltd	403	516
TFG Marine	302	227
Avance Gas	—	560
Other related parties and affiliated companies	73	128
Related party and affiliated company receivables	13,091	8,532

Balances due from related parties and affiliated companies are primarily derived from newbuilding supervision fees, technical and commercial management fees, and recharges for administrative services.

A summary of balances due to related parties and affiliated companies at December 31, 2025 and 2024 was as follows:

(in thousands of $)	December 31, 2025	December 31, 2024
SFL	6,829	7,380
Seatankers Management Co. Ltd	2,594	1,153
Golden Ocean	—	1,283
Flex LNG Ltd	340	686
TFG Marine	21,195	24,390
Front Ocean Management	106	5
Avance Gas	—	473
Related party and affiliated company payables	31,064	35,370

Related party and affiliated company payables are primarily for bunker purchases, supplier rebates, loan interest and corporate administration fees.

Other transactions

Refer to Note 21 for further details of guarantees provided in relation to the Company's business with and investment in TFG Marine.

Transactions with key management personnel

The total amount of the remuneration earned by all directors and key management personnel for their services was as follows:

(in thousands of $)	2025	2024	2023
Total remuneration	7,198	464	7,956
of which:
Paid in capacity as directors	1,778	907	3,530
Other remuneration	5,420	(443)	4,426

The Directors annually review the remuneration of the members of key management personnel. Directors' fees are approved annually at the AGM. No pensions were paid to directors or past directors. No compensation was paid to directors or past directors in respect of loss of office. Total remuneration consists of a fixed and a variable component and can be summarized as follows:

(in thousands of $)	2025	2024	2023
Total fixed remuneration	949	911	942
of which:
Cost of pension	29	28	24
Total variable remuneration	6,249	(447)	7,014
of which:
Share based payments	5,916	(829)	7,014
As of December 31, 2025, the Company recorded a total liability of $9.3 million in relation to synthetic options granted to key management personnel (2024: 5.1 million). Refer to Note 19 for details of the Company's synthetic option schemes.